Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000089634_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.01%
C000089634_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.03%
C000089634_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.49%
C000089633_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%
C000089633_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.78%
C000089633_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.42%
C000089635_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.01%
C000089635_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.03%
C000089635_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.49%
C000092425_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	49.92%
C000092425_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.32%
C000092425_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.70%
C000089632_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.26%
C000089632_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.42%
C000089632_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.97%
C000089634_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.10%
C000089634_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.92%
C000089634_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.55%
C000089633_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.35%
C000089633_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.80%
C000089633_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.37%
C000089633_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.02%
C000089633_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.48%
C000089633_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.63%
C000089635_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.73%
C000089635_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.39%
C000089635_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.61%
C000092425_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	51.92%
C000092425_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.39%
C000092425_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.02%
C000089632_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%
C000089632_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.83%
C000089632_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.78%